INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of composition of intangible assets
As of December 31, 2018 and 2017, the composition of intangible assets is as follows:

				As of December 31, 2018
	Years of useful life	Average remaining useful life	Net opening balance as of January 1, 2018	Gross balance	Accumulated amortization	Net balance
			MCh$	MCh$	MCh$	MCh$

Licenses	3	1	1,200	10,932	(9,956)	976
Software development	3	2	62,019	342,112	(276,165)	65,947

Total			63,219	353,044	(286,121)	66,923

				As of December 31, 2017
	Years of useful life	Average remaining useful life	Net opening balance as of January 1, 2017	Gross balance	Accumulated amortization	Net balance
			MCh$	MCh$	MCh$	MCh$

Licenses	3	1	1,656	10,932	(9,732)	1,200
Software development	3	2	56,429	314,115	(252,096)	62,019

Total			58,085	325,047	(261,828)	63,219

Schedule of changes in the value of intangible assets
The changes in the value of intangible assets during the periods ended December 31, 2018 and December 31, 2017 is as follows:

b.1 Gross balance

Gross balances	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2018	10,932	314,115	325,047
Acquisitions	-	29,563	29,563
Disposals and impairment	-	-	-
Other	-	(1,566)	(1,566)
Balances as of December 31, 2018	10,932	342,112	353,044

Balances as of January 1, 2017	10,932	286,781	297,713
Acquisitions	-	32,624	32,624
Disposals and impairment	-	(5,290)	(5,290)
Other	-	-	-
Balances as of December 31, 2017	10,932	314,115	325,047

b.2 Accumulated amortization

Accumulated amortization	Licenses	Software development	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2018	(9,732)	(252,096)	(261,828)
Year’s amortization	(224)	(24,069)	(24,293)
Other changes	-	-	-
Balances as of December 31, 2018	(9,956)	(276,165)	(286,121)

Balances as of January 1, 2017	(9,276)	(230,352)	(239,628)
Year’s amortization	(456)	(21,744)	(22,200)
Other changes	-	-	-
Balances as of December 31, 2017	(9,732)	(252,096)	(261,828)